Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the accounts of WF Holding, Win-Fung, WF Venture, GKI and RBSB (together, the “Company”). All inter-company balances and transactions have been eliminated in the consolidation.

The Company accounts for investments in entities over which it has significant influence, but does not own a majority equity interest or otherwise control, such as Carlico and RGSB, using the equity method of accounting in accordance with ASC Topic 323 – Investments - Equity Method and Joint Ventures. Under the equity method, the Company recognizes its proportionate share of the investee’s net income or loss in the consolidated statements of operations, and adjusts the carrying amount of the investment accordingly.

Use of Estimates

(c) Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the recorded amounts of assets, liabilities, shareholders’ equity, revenues and expenses during the reporting period, and the disclosure of contingent liabilities at the date of the consolidated financial statements.

On an ongoing basis, management reviews its estimates and if deemed appropriate, those estimates are adjusted. The most significant estimates include allowance for credit loss, useful lives and impairment for property and equipment, impairment of goodwill, impairment of equity investees, allowance for inventory obsolescence, warranties, accruals for potential liabilities and contingencies and income taxes, which includes the determination of the valuation allowance for deferred tax assets (if any). Actual results could vary from the estimates and assumptions that were used.

Cash and Cash Equivalents, and Restricted Cash

(d) Cash and Cash Equivalents, and Restricted Cash

The Company considers petty cash on hand, and cash held in banks and deposits which are highly liquid and are unrestricted as to withdrawal or use to be cash and cash equivalents.

The restricted cash balance of $0 and $133,897 was pledged to a bank as security for banking facilities granted to the Company as of December 31, 2025 and 2024, respectively.

The Company maintains cash balances and deposits may exceed insured limits protected by a government authority, the Malaysia Deposit Insurance Corporation (“MDIC”). The eligible bank deposits, denominated in MYR or foreign currencies, are protected up to MYR250,000 (equivalent to $61,637) per depositor per member bank. Management believes that the banks that hold the Company’s deposit are financially secure and although the Company bears risk to amount in excess of MDIC insured limits, it does not anticipate any losses. As of December 31, 2025 and 2024, the amounts in excess of MDIC’s insured limit were approximately $1,284,530 and $1,014,623, respectively.

Accounts Receivables and Allowance for Credit Losses

(e) Accounts Receivables and Allowance for Credit Losses

Accounts receivable are recorded at the sales price of products sold to customers on trade credit terms less an allowance for credit loss on such receivables. The allowance for credit loss is estimated based on the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. The Company writes off accounts receivable against the allowance for credit loss when a balance is determined to be uncollectible. As of December 31, 2025 and 2024, allowance for credit loss of $663,748 and $540,626, respectively, were accrued and included in administrative expenses.

Inventories

(f) Inventories

Inventories include costs of materials, labor and manufacturing overhead cost. Inventories are valued at the lower of cost or an estimated net realizable value. The inventories cost is determined on the basis of the first-in, first-out methods. Allowances are recorded for slow-moving, obsolete or unusable inventories. The Company assesses inventories for estimated obsolescence or unmarketable products and writes down the difference between the cost of the inventories and the estimated net realizable values based upon assumptions about future sales and supplies on-hand. For the years ended December 31, 2025, 2024 and 2023, the Company recognized inventory write-downs of $95,345, $0 and $0, respectively, which are included in cost of sales in the consolidated statements of operations.

Property and Equipment, Net

(g) Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets as follows:

Category	Estimated useful lives
Building	46 years
Computers and software	4 years
Furniture and fittings	10 years
Machinery and equipment	10 years
Motor vehicles	5 years
Office equipment	10 years
Leasehold improvements	5 years

Cost and accumulated depreciation for property retired or disposed of are removed from the accounts, and any resulting gain or loss is included in earnings. Expenditures for maintenance and repairs are charged to expense as incurred.

Management periodically assesses the estimated useful lives over which assets are depreciation or amortized. If the analysis warrants a change in the estimated useful lives of property and equipment, management will reduce the estimated lives and depreciate, or amortize the carrying value prospectively over the shorter remaining useful lives.

Land Use Right

(h) Land Use Right

Land use right is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated term of the land use right. The Company has land use rights to 7,967.24 square meters of land. The term of the land use right is 99 years, starting from August 16, 1969 and expiring on August 15, 2068. The land use right is solely for industrial land use purpose. The Company purchased the land use right for a total consideration of approximately $361,000 on July 9, 2007. The land use right was amortized over its remaining estimated useful life on a straight-line basis. The land use right was pledged to bank as a security for bank borrowings.

Impairment of Long-lived Assets

(i) Impairment of Long-lived Assets

The Company evaluates the long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Based on the Company’s assessments, no impairment losses were recorded for the years ended December 31, 2025, 2024 and 2023.

Business Combinations

(j) Business Combinations

When the Company applies the acquisition method of accounting, the deemed purchase price is allocated to identifiable assets acquired and liabilities assumed. Any residual purchase price is recorded as goodwill. The allocation of the purchase price utilizes significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. Independent third-party appraisal firms are typically engaged in order to assist in the estimation process. The significant estimates and assumptions include, but are not limited to, the timing and amount of revenue and future cash flows, the discount rate reflecting the risk inherent in future cash flows and the perpetual growth rate used to calculate the terminal value.

Due to the inherent uncertainties involved in making the estimates and assumptions, the purchase price for acquisitions could be valued and allocated to the acquired assets and liabilities differently. Actual results may differ, or unanticipated events and circumstances may affect such estimates, which could require the Company to record an impairment of an acquired asset, including goodwill, or increase in the amounts recorded for an assumed liability.

Asset Acquisitions	(k) Asset AcquisitionsThe Company evaluates whether an acquisition should be accounted for as a business combination or an asset acquisition by first applying a screening test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If the screening test is not met, the Company evaluates whether the acquired set of activities and assets includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. Acquisitions that do not meet the definition of a business under ASC 805 are accounted for as asset acquisitions.In an asset acquisition, the total cost of the acquisition, which includes the consideration paid plus direct transaction costs and the fair value of liabilities assumed, is allocated to the individual assets acquired based on their relative fair values. Unlike a business combination, no goodwill is recognized in an asset acquisition; instead, any premium paid over the fair value of the net identifiable assets is allocated to the cost basis of the primary assets acquired. Furthermore, direct transaction costs such as legal, accounting, and appraisal fees are capitalized as part of the initial cost of the assets acquired rather than being expensed as incurred.
Goodwill

(l) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment issued by the Financial Accounting Standards Board (“FASB”), the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. For the years ended December 31, 2025, 2024 and 2023, the Company recognized goodwill impairment of $196,174, $0 and $0, respectively.

Impairment Assessment of Investment in Equity Investees	(m) Impairment Assessment of Investment in Equity InvesteesInvestment in equity investees represents the Company’s investments in privately held companies. The Company applies the equity method of accounting to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control according to ASC Topic 323, Investment—Equity Method and Joint Ventures.Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the consolidated statements of operations and comprehensive income/(loss) and its share of post-acquisition movements of accumulated other comprehensive income/(loss) are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Company records its share of the results from equity investments in privately held companies twice a year, aligned with the Company’s half-yearly reporting cycle. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Company holds other investments in the equity investee.The Company continually reviews its investments in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors that the Company considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.The Company’s equity investments without readily determinable fair values, which do not qualify for net asset value practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative. The Company makes assessments of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessments include, but are not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. When indicators of impairment exist, the Company also prepares quantitative measurements of the fair value of its equity investments using the market approach, income approach or cost approach, if applicable, with observable or unobservable inputs and assumptions. Changes in inputs and assumptions might materially affect the determination of fair value of the Company’s equity investments. The Company recognizes an impairment loss equal to the difference between the carrying value and fair value in others, net in the consolidated statements of operations and comprehensive income/(loss) if there is any. Based on the Company’s assessments, the Company recognized an impairment loss of $3,083,478 for the year ended December 31, 2025, which is included in other expense in the consolidated statements of operations.
Warranty

(n) Warranty

The Company provides warranty periods ranging from 6 months to 49 months for both moving and non-moving parts of the products. Standard warranties, encompassing repair, replacement, or return for product defects, are accrued in accordance with ASC 460. It involves considerations of historical data, expected repair and replacement costs, and post-delivery warranty issues. The Company continually reviews these warranties and will make adjustments to accruals accordingly in response to changes in experience or cost trends. Historical records indicate minimal customer return and warranty claims. As of December 31, 2025 and 2024, the Company has not recorded warranty accruals.

Fair Value Measurements

(o) Fair Value Measurements

The Company measures and discloses certain financial assets and liabilities at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used to measure fair value are classified using the following hierarchy:

●	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
●	Level 2. Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data.
●	Level 3. Inputs are unobservable for the asset or liability and include situations in which there is little, if any, market activity for the asset or liability. The inputs used in the determination of fair value are based on the best information available under the circumstances and may require significant management judgment or estimation.

The Company endeavors to utilize the best available information in measuring fair value. The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses reflected as current assets and current liabilities, bank borrowings and lease liabilities. Due to the short-term nature of these instruments, management considers their carrying value to approximate their fair value.

The Company’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired. Management applies fair value measurement guidance to its impairment analysis for tangible assets.

Revenue Recognition

(p) Revenue Recognition

The Company follows the guidelines of ASC 606 for revenue recognition. According to ASC 606, revenue is recognized when control of promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The timing of revenue recognition, whether at a point in time or over time, is determined by when control of the goods and services is transferred to the customer.

Manufacturing and Selling Fiberglass Products

The Company is principally engaged in manufacturing and selling fiberglass products. Revenue is recognized as the customer obtains control of the goods as outlined in the agreed-upon contract (i.e., performance obligations) with certain specifications and requirements for the products. The Company recognizes revenue at the point in time in which the performance obligation is fully satisfied by transferring control of the promised goods to the customer, which, in this case, occurs upon the delivery of goods to the customer.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each distinct performance obligation.

The Company also provides installation services after delivery of products and maintenance services either separately or together with selling of products. The Company determines that installation and maintenance services are distinct from the manufacturing and selling of products as the customer can benefit from these services independently of the products and the customer has the option to engage third-party contractors for these services. The Company determines the selling prices for installation and maintenance service to allocate the transaction price appropriately. Revenues from installation and maintenance services are recognized at the point in time when the services are completed and the customer can benefit from the results of the services. The Company recognizes revenue from installation and maintenance services upon completion of the services, as this is when control transfers to the customer. Upon completion of installation and maintenance services, the Company issues billing to the customer. Revenue is recognized at the point in time when the services are completed, as the Company has an enforceable right to payment for the performance completed.

For certain contracts, the Company provides warranties ranging from 6 months to 49 months for moving and non-moving parts of the products. Warranties are classified as either assurance type or service type. A warranty is considered an assurance type if it provides the consumer with assurance that the product will function as intended for a limited period of time. An assurance type warranty is not accounted for as a separate performance obligation under the revenue model. A service type warranty is either sold with a unit or separately for units for which the warranty has expired. Revenue is then recognized over the life of the warranty.

The warranties provided by the Company not only provide the customer with assurance that the product will function and comply with agreed-upon specifications but also include services-typed warranties in addition to the assurance, such as providing remedy work at the customer’s site. The Company recognizes that the promised warranty service is a separate performance obligation in accordance with ASC 606-10-55-33. As the warranty is a distinct performance obligation, the Company allocates a percentage of the contract price to warranty service income, based on the agreed contract terms with the customer. The warranty service income is recognized as deferred revenue, indicating that the service has been promised to the customer but has not yet been fulfilled. Subsequently, the deferred revenue is recognized in the income statement over the warranty coverage period.

For downpayments collected from customers upon inception of the contract and scheduled payments received before the Company satisfies its performance obligation (e.g., delivery of the product), the Company records these amounts as deferred revenue on the basis that the Company has an unconditional right to receive consideration, as outlined in the contract terms in accordance with ASC 606-10-45-2.

Deferred revenue is a contract liability that the Company is obligated to deliver the product to the customer for which the Company has received consideration or unconditional right to receive consideration from the customer. When the Company satisfies its performance obligation, which is upon the delivery of the product to the customer, the deferred revenue is recognized to the income statement.

Total deferred revenue recognized as revenue during the years ended December 31, 2025, 2024 and 2023 was $5,712,823, $2,808,085 and $688,567, respectively. The Company’s unfulfilled performance obligations as of December 31, 2025 and the estimated revenue expected to be recognized in the future related to the service type warranty amounts to $133,025, which is fulfilled over the warranty period. The deferred revenue related to delivery of products amounts to $363,256 as of December 31, 2025.

The deferred revenue balance is expected to be recognized to income statement as follows:

Deferred Revenue
2026	$449,578
2027	46,043
2028	660
Total deferred revenue	$496,281

The Company also provides technical services and transportation arrangements to customers, and the revenue is recognized upon services provided.

Food and Beverage Operations

Revenue from food and beverage operations is derived primarily from dine-in and takeaway sales. Revenue is recognized at a point in time when food and beverages are served to customers or collected by customers for takeaway.

The food and beverage operations were acquired during the period and are not material to the Company’s consolidated financial statements.

Customers typically pay at the point of sale for food and beverage transactions; accordingly, the Company does not have significant receivables or contract liabilities related to these operations.

In accordance with ASC 280-10-50-40, disaggregated revenues by each product and service or each similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Product sales	$6,243,138	84.32%	$3,872,507	84.70%	$4,716,937	82.26%
Installation and maintenance service	284,069	3.84%	347,611	7.60%	555,406	9.69%
Warranty income	96,926	1.31%	89,149	1.95%	73,604	1.28%
Technical service	179,168	2.42%	34,124	0.75%	134,527	2.35%
Transport income	458,994	6.20%	228,899	5.00%	253,502	4.42%
Food and beverages	141,540	1.91%	-	-	-	-
Total	$7,403,835	100.00%	$4,572,290	100.00%	$5,733,976	100.00%

Revenues classified by geographical areas in which the customers were located as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Malaysia	$1,955,121	26.41%	$1,422,328	31.11%	$2,440,335	42.56%
Singapore	1,578,259	21.32%	1,799,426	39.36%	1,810,849	31.58%
Australia	2,371,481	32.03%	1,341,868	29.35%	907,506	15.83%
China	1,498,974	20.25%	-	-	-	-
United States	-		-	-	321,851	5.61
South Asia region	-		8,668	0.18%	253,435	4.42%
Total	$7,403,835	100.00%	$4,572,290	100.00%	$5,733,976	100.00%

Cost of Sales

(q) Cost of Sales

The cost of sales includes material, labor, factory and tooling overhead, shipping, and freight costs. Major components of these expenses are sand paper, PVC, resin and other materials and facilities costs, such as rent, depreciation and utilities, related to the production and installation of the Company’s products. For the food and beverage operations, cost of sales primarily consists of the cost of food ingredients and beverages.

Leases

(r) Leases

The Company determines if an arrangement is a lease at inception. Determining whether a contract contains a lease includes judgments regarding whether the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration.

The Company accounts for leases in accordance with ASC Topic 842, Leases, for the Company’s lease-related assets and liabilities based on their classification as operating leases or finance leases. For all arrangements as a lessee, the Company has elected an accounting policy to combine non-lease components with the related-lease components and treat the combined items as a lease for accounting purposes. The Company measures lease related assets and liabilities based on the present value of lease payments, including in-substance fixed payments, variable payments that depend on an index or rate measured at the commencement date, and the amount the Company believes is probable that it will pay the lessor under residual value guarantees when applicable. The Company discounts lease payments based on the Company’s estimated incremental borrowing rate at lease commencement (or modification), which is primarily based on the Company’s estimated credit rating, the lease term at commencement, and the contract currency of the lease arrangement. The Company has elected to exclude short term leases (leases with an original lease term less than one year) from the measurement of lease-related assets and liabilities.

Income Taxes

(s) Income Taxes

Income taxes include all domestic tax on taxable profit and are determined according to the tax laws of the jurisdictions in which the Company operates. Income taxes are accounted for under the asset and liability method in accordance with ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Deferred income taxes are recorded net of a valuation allowance when it is more likely than not that all or a portion of a deferred tax assets will not be realized. In making such determination, the Company considers all available evidence, including projection of future taxable income, tax planning strategies, and recent results of operations.

Tax benefits associated with uncertain tax positions are recognized only if it is more likely than not that the tax position would be sustained on its technical merits. For positions not meeting the “more likely than not” test, no tax benefit is recognized. To the extent interest and penalties may be assessed related to unrecognized tax benefit, the Company records accruals for such amounts as a component of the income tax provision. The Company had no unrecognized tax benefits as of December 31, 2025 and 2024.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statements recognition and measurement of a tax position taken (or expected to be taken) in a tax return. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than a 50% likelihood of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Commitments and Contingencies

(t) Commitments and Contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Earnings (Loss) Per Share

(u) Earnings (Loss) Per Share

Earnings (loss) per share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of shares outstanding during the period. Diluted earnings (loss) per share is computed in accordance with the treasury stock method and based on the weighted average number of shares plus dilutive share equivalents. Dilutive share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The Company has no dilutive share equivalents.

Foreign Currency Translation and Transactions

(v) Foreign Currency Translation and Transactions

The Company’s principal country of operations is Malaysia. The financial position and results of its operations are determined using Ringgit Malaysia (“MYR”), the local currency, as the functional currency. Certain subsidiaries operate in foreign jurisdictions and use the local currency as their functional currency, including Hong Kong Dollar (“HKD”). The Company’s consolidated financial statements are reported using U.S. Dollar (“US$” or “$”).

The consolidated statements of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. As the cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in the consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statements of comprehensive income.

The value of the US$ may fluctuate against MYR and HKD. Any significant variations of the US$ relative to the MYR and HKD may materially affect the Company’s financial condition in terms of reporting in US$. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2025	2024	2023
US$ to MYR Year End Rate	4.0560	4.4695	4.5903
US$ to MYR Average Rate	4.2809	4.5747	4.5577
US$ to HKD Year End Rate	7.7833	-	-
US$ to HKD Average Rate	7.7956	-	-

Segment Reporting

(w) Segment Reporting

The Company applies the management approach to determine its reportable operating segments, which considers the internal organization and reporting used by the Chief Operating Decision Maker (“CODM”) for decision-making, resource allocation, and performance assessment.

Based on management’s assessment, the CODM reviews the Company’s consolidated results of operations and does not evaluate performance on a discrete basis by product line or business unit. Accordingly, the Company has determined that it operates as a single operating and reportable segment in accordance with ASC 280.

The Company’s food and beverage operations represent an immaterial component of its overall business.

Concentration of Major Customers and Risks

(x) Concentration of Major Customers and Risks

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade receivables. In the normal course of business, the Company provides credit to its customers and does not generally require collateral. The Company monitors concentration of credit risk associated with these receivables on an ongoing basis.

The Company performs credit checks for significant new customers and generally requires deposits for significant contracts. The customers accounted for more than 10% of the Company’s trade receivables, net balance at December 31, 2025 and 2024 are presented below:

	% of Consolidated trade receivables as of December 31,		% of Consolidated revenues for the year ended December 31,
	2025	2024	2025	2024
Customer A	39%	14%	12%	12%
Customer B	*	*	*	12%
Customer C	14%	23%	19%	*
Customer D	*	19%	*	13%
*	Less than 10%

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of accounts receivable and other receivable (excluding prepayments) and cash and bank balances presented on the consolidated balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

Foreign Currency Risk

The Company’s business transactions, assets, and liabilities are principally denominated in the functional currency of the respective entities, which, in most cases, is the Malaysian Ringgit. The Company is exposed to foreign currency risk arising from sales and purchases denominated in currencies other than the functional currency. In addition, the Company maintains bank balances in foreign currencies for working capital purposes. The currency that primarily gives rise to this exposure is the U.S. Dollar.

Fluctuations in the exchange rates between the various currencies used by the Company may lead to higher expenses and lower revenue, potentially impacting the Company’s financial performance.

Related Parties

(y) Related Parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of their immediate families and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recently Adopted Accounting Pronouncement	(z) Recently Adopted Accounting PronouncementOn December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to enhance the transparency and decision usefulness of income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. ASU 2023-09 applies to all entities subject to income taxes. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company adopted ASU 2023-09 on January 1, 2025, and applied the amendments retrospectively to all prior periods presented in these consolidated financial statements. Refer to Note 16 (Income Taxes).
Recent Accounting Pronouncements

(aa) Recent Accounting Pronouncements

The Company has evaluated all the recently issued, but not yet effective, accounting standards that have been issued or proposed by the FASB or other standards-setting bodies through the date of this report and do not believe the future adoption of any such standards will have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, and in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provide all entities with a practical expedient and entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

The Company reviews new accounting standards as issued but not yet effective. Management has not identified any other new standards that it believes will have a significant impact on the Company’s consolidated financial statements.